Investments in Joint Ventures 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Total assets	₩ 246,807,795	₩ 239,714,965
Total liabilities	205,444,962	202,450,215
Sales	92,578,265	87,476,410	₩ 70,546,024
Profit (loss) for the year	3,621,968	(4,716,144)	₩ (24,429,108)
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Total assets	176,569	142,680
Total liabilities	137	20
Sales	0	0
Profit (loss) for the year	(370)	897
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Total assets	4,215	4,421
Total liabilities	328	1,116
Sales	3,574	3,194
Profit (loss) for the year	2,293	2,249
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Total assets	80,803	74,320
Total liabilities	761	550
Sales	0	0
Profit (loss) for the year	0	0
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Total assets	68,437	68,837
Total liabilities	34,565	39,359
Sales	12,815	10,931
Profit (loss) for the year	2,824	1,359
RES Technology AD
Disclosure of joint ventures [line items]
Total assets	57,356	58,152
Total liabilities	27,219	29,387
Sales	7,395	5,969
Profit (loss) for the year	(292)	(1,027)
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Total assets	17,304	12,968
Total liabilities	1	2
Sales	1,778	20
Profit (loss) for the year	1,799	367
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Total assets	291,538	288,140
Total liabilities	26,307	26,778
Sales	190,296	222,773
Profit (loss) for the year	28,108	17,270
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	63,240	61,657
Total liabilities	43,443	45,869
Sales	10,721	10,684
Profit (loss) for the year	944	791
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	900,001	812,124
Total liabilities	388,711	345,277
Sales	115,297	117,833
Profit (loss) for the year	17,722	25,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	180,827	166,959
Total liabilities	60,016	58,942
Sales	26,678	23,638
Profit (loss) for the year	2,031	1,597
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Total assets	2,651,843	2,556,848
Total liabilities	1,873,439	1,855,234
Sales	353,677	304,727
Profit (loss) for the year	63,270	51,539
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Total assets	40,983	40,339
Total liabilities	20,205	27,928
Sales	30,841	31,301
Profit (loss) for the year	5,840	6,676
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Total assets	2,649,022	2,332,019
Total liabilities	1,656,068	1,491,199
Sales	1,490,606	1,400,582
Profit (loss) for the year	76,611	87,307
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	47,498	42,363
Total liabilities	5,423	460
Sales	6,919	14,344
Profit (loss) for the year	2,510	5,386
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	28,837	31,863
Total liabilities	865	5,188
Sales	8,452	9,197
Profit (loss) for the year	3,963	4,473
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	2,976	2,398
Total liabilities	574	277
Sales	3,635	2,044
Profit (loss) for the year	290	(229)
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	11,709	13,065
Total liabilities	168	2,691
Sales	3,219	3,397
Profit (loss) for the year	1,214	892
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Total assets	791,478	719,388
Total liabilities	343,371	347,015
Sales	22,776	21,772
Profit (loss) for the year	34,047	33,811
KAPES, Inc.
Disclosure of joint ventures [line items]
Total assets	299,380	203,066
Total liabilities	257,858	165,475
Sales	43,699	32,294
Profit (loss) for the year	6,224	2,150
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	29,174	31,183
Total liabilities	12,618	14,938
Sales	6,508	6,570
Profit (loss) for the year	1,810	1,540
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	22,701	21,534
Total liabilities	1,828	1,853
Sales	12,983	11,248
Profit (loss) for the year	1,444	1,203
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	533,211	565,972
Total liabilities	409,989	447,820
Sales	430,679	502,889
Profit (loss) for the year	4,890	10,435
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	69,249	73,854
Total liabilities	44,422	50,936
Sales	12,636	13,523
Profit (loss) for the year	2,156	1,944
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Total assets	4,412,970	3,775,717
Total liabilities	3,286,814	2,939,740
Sales	921,504	825,701
Profit (loss) for the year	91,777	33,505
Kelar S.A
Disclosure of joint ventures [line items]
Total assets	715,489	691,104
Total liabilities	486,293	493,325
Sales	112,110	112,201
Profit (loss) for the year	9,733	12,488
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Total assets	754,514	704,274
Total liabilities	467,144	446,700
Sales	106,081	111,138
Profit (loss) for the year	17,705	21,854
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	1,267	1,404
Total liabilities	227	377
Sales	2,777	3,781
Profit (loss) for the year	36	485
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	192,083	201,776
Total liabilities	138,787	144,565
Sales	51,233	54,575
Profit (loss) for the year	(4,558)	(1,581)
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Total assets	173,637	144,260
Total liabilities	130,982	111,407
Sales	18,496	17,880
Profit (loss) for the year	3,584	4,951
Barakah One Company
Disclosure of joint ventures [line items]
Total assets	43,235,235	35,586,640
Total liabilities	45,056,439	36,901,367
Sales	1,636,730	1,243,735
Profit (loss) for the year	(53,778)	(230,503)
Nawah Energy Company
Disclosure of joint ventures [line items]
Total assets	701,247	569,982
Total liabilities	699,068	568,147
Sales	566,077	555,338
Profit (loss) for the year	40	34
Momentum
Disclosure of joint ventures [line items]
Total assets	7,422	13,449
Total liabilities	6,836	12,821
Sales	22,770	23,160
Profit (loss) for the year	586	624
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	493,595	515,354
Total liabilities	399,918	429,204
Sales	338,750	380,130
Profit (loss) for the year	7,344	(5,146)
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	217,987	225,286
Total liabilities	162,218	175,530
Sales	32,114	36,326
Profit (loss) for the year	7,971	11,672
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Total assets	12,649	12,435
Total liabilities	12,309	11,504
Sales	1,941	2,119
Profit (loss) for the year	(676)	395
Chester Solar V SpA
Disclosure of joint ventures [line items]
Total assets	4,260	4,124
Total liabilities	4,321	4,002
Sales	631	696
Profit (loss) for the year	(176)	141
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Total assets	16,301	15,785
Total liabilities	15,161	13,907
Sales	2,625	3,114
Profit (loss) for the year	(667)	931
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Total assets	532,323	482,866
Total liabilities	288,501	267,307
Sales	250,519	240,664
Profit (loss) for the year	14,460	18,833
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	225,765	237,663
Total liabilities	153,391	174,261
Sales	110,002	111,225
Profit (loss) for the year	5,960	11,480
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Total assets	363,750	340,773
Total liabilities	184,188	172,589
Sales	20,251	21,178
Profit (loss) for the year	(1,413)	664
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Total assets	272,900	257,091
Total liabilities	161,657	148,929
Sales	13,343	14,136
Profit (loss) for the year	(3,168)	(2,164)
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Total assets	224,922	213,491
Total liabilities	105,310	97,184
Sales	12,905	11,915
Profit (loss) for the year	(1,301)	(1,979)
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Total assets	16,514	14,116
Total liabilities	276	242
Sales	1,060	1,014
Profit (loss) for the year	848	823
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Total assets	5,826	4,980
Total liabilities	110	97
Sales	411	393
Profit (loss) for the year	342	329
Laurel SpA
Disclosure of joint ventures [line items]
Total assets	10,897	10,665
Total liabilities	10,471	9,768
Sales	1,522	1,646
Profit (loss) for the year	(557)	169
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Total assets	33,736	30,081
Total liabilities	150	84
Sales	0	0
Profit (loss) for the year	70	(182)
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	53,374	54,086
Total liabilities	38,705	41,352
Sales	6,788	6,780
Profit (loss) for the year	1,599	1,240
Chester Solar I SpA
Disclosure of joint ventures [line items]
Total assets	12,935	12,846
Total liabilities	11,454	10,712
Sales	1,395	1,620
Profit (loss) for the year	(745)	214
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Total assets	166,126	146,304
Total liabilities	37,872	37,922
Sales	19,412	16,420
Profit (loss) for the year	8,733	9,121
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	34,377	34,905
Total liabilities	5,643	5,994
Sales	0	0
Profit (loss) for the year	(176)	(162)
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	86,708	83,147
Total liabilities	83,921	80,102
Sales	0	0
Profit (loss) for the year	(399)	(925)
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	95,657	95,529
Total liabilities	88,605	87,893
Sales	0	181
Profit (loss) for the year	(380)	(80)
DE Energia SpA
Disclosure of joint ventures [line items]
Total assets	32,263	28,017
Total liabilities	24,853	21,416
Sales	0	5,006
Profit (loss) for the year	3,163	21,118
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	90,750	96,980
Total liabilities	12,732	19,299
Sales	3,645	3,789
Profit (loss) for the year	743	589
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	21,036	21,612
Total liabilities	14,444	15,241
Sales	2,060	2,216
Profit (loss) for the year	232	299
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	146,697	124,550
Total liabilities	123,504	103,766
Sales	11,948	211
Profit (loss) for the year	2,334	(858)
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	170,018	210,868
Total liabilities	184,014	160,006
Sales	35,080	20,586
Profit (loss) for the year	(43,774)	26,865
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	238,276	239,548
Total liabilities	223,019	180,912
Sales	19,178	4,920
Profit (loss) for the year	(37,720)	24,984
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	182,159	156,696
Total liabilities	170,906	133,032
Sales	0	0
Profit (loss) for the year	(15,771)	6,232
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Total assets	82,407	91,342
Total liabilities	114	28
Sales	0	0
Profit (loss) for the year	(11,632)	(87)
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	347,831	346,793
Total liabilities	292,737	304,142
Sales	46,361	39,907
Profit (loss) for the year	12,443	4,823
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	318,641	326,429
Total liabilities	260,459	279,779
Sales	34,509	35,280
Profit (loss) for the year	10,880	4,506
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	61,678	67,150
Total liabilities	46,675	51,247
Sales	7,051	8,751
Profit (loss) for the year	682	1,741
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	1,054,236	800,300
Total liabilities	873,923	720,459
Sales	40,818	431
Profit (loss) for the year	(2,896)	2,095
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Total assets	52,533	72,465
Total liabilities	271	97
Sales	3,054	7,569
Profit (loss) for the year	(23,354)	7,080
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Total assets	17,251	17,230
Total liabilities	33	22
Sales	227	38
Profit (loss) for the year	182	(3)
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Total assets	678,043	512,846
Total liabilities	0	0
Sales	0	0
Profit (loss) for the year	74,744	72,320
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	463,574	428,042
Total liabilities	375,343	380,935
Sales	142,400	119,530
Profit (loss) for the year	41,124	29,511
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	738,857	695,684
Total liabilities	586,152	677,583
Sales	467,225	312,592
Profit (loss) for the year	124,830	53,343
Boim Combined Heat and Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	421,954	441,975
Total liabilities	480,084	498,353
Sales	139,134	212,997
Profit (loss) for the year	294	5,544
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Total assets	3,237,191	2,181,165
Total liabilities	2,137,600	1,520,032
Sales	424,036	1,149,944
Profit (loss) for the year	100,781	94,298
KAS Investment I LLC
Disclosure of joint ventures [line items]
Total assets	20,361	52,806
Total liabilities	28	0
Sales	(40,343)	(7,436)
Profit (loss) for the year	(43,213)	(7,437)
KAS Investment II LLC
Disclosure of joint ventures [line items]
Total assets	20,233	52,555
Total liabilities	28	1
Sales	(40,189)	(7,444)
Profit (loss) for the year	(43,048)	(7,445)
Energyco LLC
Disclosure of joint ventures [line items]
Total assets		54,336
Total liabilities		49,816
Sales		6,599
Profit (loss) for the year		(173)
Energyco Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	50,310
Total liabilities	45,161
Sales	6,221
Profit (loss) for the year	629
CAES, LLC
Disclosure of joint ventures [line items]
Total assets	49,267	48,495
Total liabilities	0	5
Sales	0	0
Profit (loss) for the year	946	(2,388)
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Total assets	76,903	79,924
Total liabilities	53,853	58,887
Sales	12,361	12,679
Profit (loss) for the year	3,992	4,266
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	18,236	18,636
Total liabilities	15,133	15,896
Sales	2,262	2,378
Profit (loss) for the year	191	106
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	68,249	73,435
Total liabilities	74,213	79,367
Sales	8,300	8,249
Profit (loss) for the year	(390)	(1,125)
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	1	0
Total liabilities	2	0
Sales	0	0
Profit (loss) for the year	24	0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Total assets	10,477	10,646
Total liabilities	9,339	8,811
Sales	1,408	1,684
Profit (loss) for the year	(574)	626
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	180,001	150,813
Total liabilities	154,541	126,853
Sales	4,785	0
Profit (loss) for the year	1,480	(453)
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Total assets	187,118	94,972
Total liabilities	194,881	86,049
Sales	3,262	0
Profit (loss) for the year	(13,206)	(2,712)
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	99,288	109,716
Total liabilities	102,522	102,143
Sales	7,118	3,561
Profit (loss) for the year	(5,518)	2,975
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	12,845	14,096
Total liabilities	11,861	12,299
Sales	1,490	652
Profit (loss) for the year	(101)	615
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	145,162	145,956
Total liabilities	109,158	115,347
Sales	37,392	38,907
Profit (loss) for the year	2,415	(4,892)
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Total assets	13,694	12,825
Total liabilities	119	115
Sales	2,470	2,128
Profit (loss) for the year	865	850
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	143,725	142,703
Total liabilities	118,608	125,602
Sales	21,048	13,568
Profit (loss) for the year	7,349	6,570
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Total assets	226	375
Total liabilities	835	468
Sales	0	0
Profit (loss) for the year	(513)	(467)
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Total assets	143,102	83,699
Total liabilities	62,354	218
Sales	8,911	0
Profit (loss) for the year	(8,404)	(524)
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	174,255	177,924
Total liabilities	142,437	146,175
Sales	28,059	29,246
Profit (loss) for the year	2,190	8,460
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	144,887	144,435
Total liabilities	104,284	108,848
Sales	22,154	23,523
Profit (loss) for the year	4,939	(974)
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Total assets	3,319	139,262
Total liabilities	134,790	132,430
Sales	0	1,427
Profit (loss) for the year	(4,808)	(12,401)
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Total assets	33,191	6,555
Total liabilities	1,650	2,486
Sales	0	0
Profit (loss) for the year	(213)	(195)
Pyeongchang Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Total assets	55,697	60,535
Total liabilities	34,754	39,452
Sales	9,261	9,361
Profit (loss) for the year	(536)	(2,354)
Eumseong Eco Park Co., Ltd
Disclosure of joint ventures [line items]
Total assets	149,904	153,927
Total liabilities	111,846	126,998
Sales	45,239	46,679
Profit (loss) for the year	9,512	5,609
Changwon Nu-ri Energy Co., Ltd
Disclosure of joint ventures [line items]
Total assets	71,179	13,183
Total liabilities	58,630	29
Sales	333	0
Profit (loss) for the year	(606)	(44)
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Total assets	148,157	70,330
Total liabilities	130,116	51,804
Sales	0	0
Profit (loss) for the year	(536)	(255)
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Total assets	2,572	1,697
Total liabilities	910	497
Sales	4,501	5,955
Profit (loss) for the year	486	887
S-Power Chile SpA
Disclosure of joint ventures [line items]
Total assets	2,779	2,240
Total liabilities	2,778	2,390
Sales	1,369	1,327
Profit (loss) for the year	108	(139)
Seungmun Green Energy
Disclosure of joint ventures [line items]
Total assets	142,213	144,600
Total liabilities	103,593	115,034
Sales	46,712	10,879
Profit (loss) for the year	9,026	2,127
Seobusambo highway photovoltaics Co., Ltd
Disclosure of joint ventures [line items]
Total assets	10,245	9,838
Total liabilities	6,108	5,362
Sales	1,214	1,051
Profit (loss) for the year	26	624
Yangyang Suri Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	210,853	111,682
Total liabilities	181,052	78,552
Sales	0	0
Profit (loss) for the year	(5,391)	(3,069)
KEPCO for Power Company
Disclosure of joint ventures [line items]
Total assets	644,110	235,212
Total liabilities	614,267	234,487
Sales	0	0
Profit (loss) for the year	(1,058)	(3,610)
Taebaek Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	28,067	26,606
Total liabilities	3,468	3,385
Sales	6,431	7,384
Profit (loss) for the year	2,169	3,752
Jeonju Bio Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	4,130	4,916
Total liabilities	181	0
Sales	0	0
Profit (loss) for the year	(967)	(84)
Kumyang Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	125,961	13,831
Total liabilities	112,910	1,395
Sales	3,169	0
Profit (loss) for the year	615	(71)
Jeongeup Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	22,939	11,243
Total liabilities	6,960	5,462
Sales	0	0
Profit (loss) for the year	(2,767)	(1,343)
Hadong E-factory Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	2,331	1,544
Total liabilities	1,204	399
Sales	0	0
Profit (loss) for the year	(17)	(13)
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	75,474	7,000
Total liabilities	1,899	0
Sales	0	0
Profit (loss) for the year	(2,410)	0
Samcheok Eco Materials Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	21,109
Total liabilities	1,981
Sales	3,352
Profit (loss) for the year	(1,357)
Wadi Noor Solar Power Company SAOC
Disclosure of joint ventures [line items]
Total assets	492,407	70,963
Total liabilities	481,139	69,288
Sales	0	0
Profit (loss) for the year	(1,477)	0
Fairhaven Energy Storage LLC
Disclosure of joint ventures [line items]
Total assets	2,071	0
Total liabilities	82	0
Sales	0	0
Profit (loss) for the year	(14)	₩ 0
Rutile BESS Holdings, LLC
Disclosure of joint ventures [line items]
Total assets	7,353
Total liabilities	7,350
Sales	0
Profit (loss) for the year	(211)
Trumbull Development Partners, LLC
Disclosure of joint ventures [line items]
Total assets	1,582,082
Total liabilities	1,042,712
Sales	0
Profit (loss) for the year	14,174
Imha Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Total assets	36,412
Total liabilities	23,546
Sales	0
Profit (loss) for the year	(1,679)
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Disclosure of joint ventures [line items]
Total assets	37,776
Total liabilities	37,606
Sales	0
Profit (loss) for the year	(143)
Roof One Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	9,305
Total liabilities	5,209
Sales	0
Profit (loss) for the year	₩ (46)